Summary of Significant Accounting Policies (Details) - Schedule of operations includes a presentation of income (loss)	12 Months Ended
Dec. 31, 2020 USD ($)
Class A Common Stock [Member]
Net income available to Class A common stockholders:
Income on trust account	$ 79,000
Less: Income and franchise taxes to the extent of income	(79,000)
Net income attributable to Class A common stockholders
Class B Common Stock [Member]
Net income available to Class B common stockholders:
Net loss	(11,912,000)
Net (loss) attributable to Class B common stockholders	$ (11,912,000)